Sale and Leaseback transaction	6 Months Ended
Jun. 30, 2020
Sale and Leaseback transaction
Sale and Leaseback transaction

7 Sale and Leaseback transaction

In June 2019, in preparation for a sale and leaseback transaction, the Company sold its land and building (the Rostock headquarters building) with a carrying value of EUR 22,778k to another subsidiary of the Group. Such intercompany transaction resulted in a real estate transfer tax expense of EUR 1,200k and was recognized in the three and six months period ended June 30, 2019.